NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED JANUARY 8, 2010

Nuveen Multi-Manager Large-Cap Value Fund

Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Large-Cap Value Fund

Nuveen NWQ Small/Mid-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund

Statement of Additional Information dated

October 31, 2009

Nuveen Tradewinds Emerging Markets Fund

Nuveen Tradewinds Global All-Cap Fund

Nuveen Tradewinds Global All-Cap Plus Fund

Nuveen Tradewinds Global Resources Fund

Nuveen Tradewinds International Value Fund

Statement of Additional Information dated

November 30, 2009, as supplemented

December 16, 2009

Nuveen Enhanced Core Equity Fund Nuveen Enhanced Mid-Cap Fund Statement of Additional Information dated October 31, 2009	Nuveen Santa Barbara Dividend Growth Fund Nuveen Santa Barbara Growth Fund Nuveen Santa Barbara Growth Opportunities Fund Statement of Additional Information dated November 30, 2009

Nuveen Winslow Large-Cap Growth Fund Statement of Additional Information dated November 30, 2009

The first paragraph of the section entitled “Investment Policies and Techniques—Equity Securities—Convertible Securities” in each Statement of Additional Information is hereby replaced in its entirety with the following:

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred securities that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred securities, until the security matures or is redeemed, converted or exchanged.

PLEASE KEEP THIS WITH YOUR FUND’S

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MAI-NIT-0110D